Key Management Personnel Compensation - Summary of Remuneration Paid to KMP of Company and Group (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 4,392,815	$ 1,934,648	$ 1,868,521
Post-employment benefits	199,497	29,297	46,218
Termination benefits		75,000
Share-based compensation	16,857,548	4,575,735	6,878,627
Total KMP compensation	$ 21,449,860	$ 6,614,680	$ 8,793,366